Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhfiilifestyles-20150504_SupplementTextBlock

John Hancock Funds II
Supplement dated May 4, 2015 to the current Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

The prospectus is hereby amended as follows:

Lifestyle Aggressive Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Lifestyle Growth Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Moderate Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Conservative Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

John Hancock Funds II
Supplement dated May 4, 2015 to the current Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

The prospectus is hereby amended as follows:

Lifestyle Aggressive Portfolio

The second paragraph above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Lifestyle Growth Portfolio

The second paragraph above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The second paragraph above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

   Lifestyle Moderate Portfolio

The second paragraph above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Conservative Portfolio

The second paragraph above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

John Hancock Funds II
Supplement dated May 4, 2015 to the current Class 5 Prospectus

Lifestyle Portfolios (the funds)

The following information supplements and supersedes any information to the contrary regarding the funds contained in the prospectus.

Lifestyle Growth Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Lifestyle Balanced Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.
  Lifestyle Moderate Portfolio

The paragraph immediately above the "Calendar year total returns" table in "Fund summary" is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes A, B and C) | (Lifestyle Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

(John Hancock Lifestyle Portfolios - Classes A, B and C) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes A, B and C) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes A, B and C) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes A, B and C) | (Lifestyle Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class I) | (Lifestyle Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

(John Hancock Lifestyle Portfolios - Class I) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class I) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class I) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class I) | (Lifestyle Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes R1-R5) | (Lifestyle Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

(John Hancock Lifestyle Portfolios - Classes R1-R5) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes R1-R5) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes R1-R5) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Classes R1-R5) | (Lifestyle Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class R6) | (Lifestyle Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

(John Hancock Lifestyle Portfolios - Class R6) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class R6) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class R6) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class R6) | (Lifestyle Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 1) | (Lifestyle Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index. This custom blended benchmark comprises 70% Russell 3000 Index and 30% MSCI ACWI ex-US Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

(John Hancock Lifestyle Portfolios - Class 1) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 1) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 1) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 1) | (Lifestyle Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 14% Russell 3000 Index, 6% MSCI ACWI ex-US Index, 64% Barclay's U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 5) | (Lifestyle Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 5) | (Lifestyle Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 42% Russell 3000 Index, 18% MSCI ACWI ex-US Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

(John Hancock Lifestyle Portfolios - Class 5) | (Lifestyle Moderate Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index/Bank of America Merrill Lynch High Yield Master II Index. This custom blended benchmark comprises 28% Russell 3000 Index, 12% MSCI ACWI ex-US Index, 48% Barclay's U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index. Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.